CAPITAL MANAGEMENT (Details) - Narrative $ in Millions, $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Jun. 30, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Maximum debt covenant ratio allowed per agreement				3.5	3.5		3.5	3.5
Bottom of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements				3.5	3.5
Top of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements				4.5	4.5
$300m Rated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 300
Term of facility				30 years
$700m Rated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 700
Term of facility				10 years
$750m Rated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 750
Term of facility				7 years
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) - 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,400	$ 1,400	$ 1,400
Term of facility		5 years
Term extension		2 years
US dollar-based multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)		1.45%	1.45%			1.45%
Australian dollar-based multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 500
Australian dollar-based multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | BBSY
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)		1.45%	1.45%			1.45%
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,400	$ 1,400		$ 500		$ 1,400	$ 1,400
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | BBSY
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)				1.45%	1.45%
Siguiri revolving credit facility ($65m) - 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 65			$ 65
Term of facility	3 years
Siguiri revolving credit facility ($65m) - 2022 | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	8.00%
Siguiri revolving credit facility ($65m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 65	$ 65	$ 65	$ 65
Term extension			3 months